401(K) Retirement Savings Plan	12 Months Ended
Dec. 31, 2023
401(K) Retirement Savings Plan [Absatrct]
401(k) RETIREMENT SAVINGS PLAN

NOTE 13 – 401(k) RETIREMENT SAVINGS PLAN

The Company sponsors a 401(k) defined contribution plan covering eligible employees who elect to participate. The Company is allowed to make discretionary profit sharing and 401(k) matching contributions as defined in the plan and as approved by the Board of Directors. The Company made $63,344 and $139,804 contributions during 2023 and 2022, respectively.